3. SIGNIFICANT ACCOUNTING POLICIES: Right of Use (ROU) Asset: Schedule of Lease Liability (Details)	Dec. 31, 2024 CAD ($)
Details
Lease Liability, Current	$ 58,979
Lease Liability, Non-Current	152,365
Lease Liability, Total	$ 211,344